Employee benefits - Movements in present value of the defined benefit obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee benefits
Balance at beginning of year	$ 3,489	$ 3,562
Service costs	4
Interest expense	27	15
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	24	32
-Experience adjustment	167	116
-Change in financial assumptions	(551)	(253)
Effect of changes in exchange rates	(100)	17
Balance at end of year	$ 3,060	$ 3,489